UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

 1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive Suite, 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period:  11/30/12

Item 1.  Schedule of Investments.

Saratoga Large Capitalization Value Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 98.3%
	AUTO PARTS & EQUIPMENT - 3.1%
11,600	TRW Automotive Holdings Corp. *		$ 587,424

	BANKS - 2.7%
11,600	State Street Corp.		515,504

	BEVERAGES - 2.7%
12,400	Molson Coors Brewing Co.		514,104

	CHEMICALS - 4.2%
5,100	Albemarle Corp.		304,929
8,800	FMC Corp.		488,048
			792,977
	COMMERCIAL SERVICES - 5.6%
15,050	ADT Corp.		690,795
23,300	Hertz Global Holdings, Inc. *		364,412
			1,055,207
	COMPUTERS - 8.1%
1,110	Apple, Inc.		649,661
20,100	EMC Corp. *		498,882
9,700	SanDisk Corp. *		379,270
			1,527,813
	ELECTRONICS - 4.0%
13,500	TE Connectivity Ltd.		475,065
9,700	Tyco International Ltd.		275,189
			750,254
	ENGINEERING & CONSTRUCTION - 3.4%
16,000	Chicago Bridge & Iron Co. NV		650,080

	FOOD - 4.7%
6,300	Kraft Foods Group Inc. *		284,886
23,700	Mondelez International Inc.		613,593
			898,479
	HAND/MACHINE TOOLS - 2.2%
5,796	Stanley Black & Decker, Inc.		416,790

	HEALTHCARE-PRODUCTS - 3.2%
21,700	CareFusion Corp. *		605,864

	INSURANCE - 8.0%
15,300	MetLife, Inc.		507,807
10,300	Prudential Financial, Inc.		536,836
9,350	Reinsurance Group of America, Inc.		478,720
			1,523,363
	INTERNET - 3.6%
12,900	eBay, Inc. *		681,378

	MACHINERY-DIVERSIFIED - 3.2%
4,400	Flowserve Corp.		609,620

	OIL & GAS - 8.1%
10,400	Ensco PLC		605,592
14,900	LinnCo LLC		575,587
4,800	Occidental Petroleum Corp.		361,008
			1,542,187
	OIL & GAS SERVICES - 3.2%
11,300	Cameron International Corp. *		609,635

	PHARMACEUTICALS - 14.7%
6,500	McKesson Corp.		614,055
28,600	Mylan, Inc. *		777,348
14,800	Sanofi-Synhthelabo SA - ADR		660,376
8,300	Watson Pharmaceuticals, Inc. *		730,483
			2,782,262
	PIPELINES - 1.6%
9,000	Williams Cos., Inc.		295,560

	RETAIL - 4.6%
12,100	CVS Caremark Corp.		562,771
7,500	Dollar Tree Inc. *		313,050
			875,821
	SEMICONDUCTORS - 3.4%
10,000	QUALCOMM, Inc.		636,200

	SOFTWARE - 4.0%
11,100	Adobe Systems, Inc. *		384,171
8,200	Check Point Software Technologies, Ltd. *		378,594
			762,765

	TOTAL COMMON STOCK (Cost - $16,454,346)		18,633,287

	SHORT-TERM INVESTMENTS - 0.7%
135,043	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $135,043)		135,043

	TOTAL INVESTMENTS - 99.0% (Cost - $16,589,389)(a)		$ 18,768,330
	OTHER ASSETS AND LIABILITIES - 1.0%		191,725
	NET ASSETS - 100.0%		$ 18,960,055

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,658,749 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 2,526,081
		Unrealized depreciation	(416,500)
		Net unrealized appreciation	$ 2,109,581

Saratoga Large Capitalization Growth Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 99.6%
	BEVERAGES - 5.0%
16,296	Coca-Cola Co. (The)		$ 617,944
467	Diageo PLC		55,839
8,716	SABMiller PLC - ADR		397,362
			1,071,145
	BIOTECHNOLOGY - 2.6%
6,406	Amgen, Inc.		568,853

	COMMERCIAL SERVICES - 5.2%
6,467	Automatic Data Processing, Inc.		367,067
34,288	SEI Investments Co.		754,679
			1,121,746
	COSMETICS/PERSONAL CARE - 2.9%
9,108	Procter & Gamble Co. (The)		636,012

	DIVERSIFIED FINANANCIAL SERVICES - 13.5%
15,998	American Express Co.		894,288
2,913	Franklin Resources, Inc.		384,574
7,358	Greenhill & Co., Inc.		349,652
7,768	Legg Mason, Inc.		198,317
7,265	Visa Inc.		1,087,643
			2,914,474
	FOOD - 2.5%
42,682	Danone SA - ADR		545,476

	HEALTHCARE-PRODUCTS - 6.0%
5,772	Varian Medical Systems, Inc. *		399,192
13,514	Zimmer Holdings, Inc.		891,519
			1,290,711
	HOUSEHOLD PRODUCTS/WARES - 1.7%
4,751	Clorox Co. (The)		362,739

	INTERNET - 16.1%
5,093	Amazon.com, Inc. *		1,283,691
5,919	Blue Nile, Inc. *		232,853
17,494	Facebook, Inc. *		489,832
2,124	Google, Inc. *		1,483,338
			3,489,714
	MEDIA - 1.7%
4,049	FactSet Research Systems, Inc.		374,087

	OIL & GAS SERVICES - 1.3%
4,019	Schlumberger, Ltd.		287,841

	PHARMACEUTICALS - 4.5%
11,116	Merck & Co., Inc.		492,439
7,658	Novartis AG - ADR		475,179
			967,618
	RETAIL - 4.6%
27,624	Lowe's Cos., Inc.		996,950

	SEMICONDUCTORS - 8.4%
3,587	Altera Corp.		116,183
2,837	Analog Devices, Inc.		115,182
12,414	ARM Holdings PLC - ADR		463,290
17,445	QUALCOMM, Inc.		1,109,851
			1,804,506
	SOFTWARE - 10.9%
17,884	Autodesk, Inc. *		592,497
22,718	Microsoft Corp.		604,753
36,028	Oracle Corp.		1,156,499
			2,353,749
	TELECOMMUNICATIONS - 5.7%
65,553	Cisco Systems, Inc.		1,239,607

	TRANSPORTATION - 7.0%
17,382	Expeditors International of Washington, Inc.		650,434
11,765	United Parcel Service, Inc.		860,139
			1,510,573

	TOTAL COMMON STOCK (Cost - $19,785,725)		21,535,801

	SHORT-TERM INVESTMENTS - 0.5%
100,738	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $100,738)		100,738

	TOTAL INVESTMENTS - 100.1% (Cost - $19,886,463)(a)		$ 21,636,539
	OTHER LIABILITIES AND ASSETS - (0.1%)		(22,003)
	NET ASSETS - 100.0%		$ 21,614,536

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $20,032,150 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 2,520,255
		Unrealized depreciation	(915,866)
		Net unrealized appreciation	$ 1,604,389

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 98.2%
	AEROSPACE/DEFENSE - 0.7%
1,900	B/E Aerospace Inc. *		$ 89,984

	AGRICULTURE - 1.4%
1,450	Lorillard, Inc.		175,682

	AUTO MANUFACTURERS - 0.9%
5,475	Navistar International Corp. *+		111,745

	AUTO PARTS & EQUIPMENT - 2.2%
5,150	Delphi Automotive PLC *		175,049
3,400	Tenneco, Inc. *		109,038
			284,087
	BANKS - 6.3%
4,900	CIT Group Inc. *		181,545
16,125	Fifth Third Bancorp		236,070
39,400	Huntington Bancshares, Inc.		242,310
23,050	Regions Financial Corp.		153,743
			813,668
	CHEMICALS - 3.4%
1,975	Airgas, Inc.		174,926
2,600	Celanese Corp.		106,704
2,825	FMC Corp.		156,675
			438,305
	COMMERCIAL SERVICES - 9.0%
4,500	Global Payments, Inc.		197,595
2,600	MAXIMUS, Inc.		163,774
6,350	Quanta Services, Inc. *		164,211
7,000	SEI Investments Co.		154,070
4,450	Towers Watson & Co.		235,316
5,775	United Rentals, Inc. *		239,836
			1,154,802
	COMPUTERS - 2.1%
11,150	NCR Corp. *		266,819

	DISTRIBUTION/WHOLESALE - 2.7%
4,850	LKQ Corp. *		106,312
3,750	WESCO International, Inc. *		242,438
			348,750
	ELECTRIC - 4.8%
4,450	Edison International		202,386
11,150	NV Energy, Inc.		204,379
5,550	Wisconsin Energy Corp.		208,292
			615,057
	FOOD - 2.0%
3,875	Ingredion Inc.		251,681

	HAND/MACHINE TOOLS - 1.4%
2,300	Snap-on Inc.		182,712

	HEALTHCARE-PRODUCTS - 0.6%
1,150	Sirona Dental Systems, Inc. *		72,002

	HEALTHCARE-SERVICES - 2.0%
8,250	HCA Holdings Inc.		261,937

	HOME BUILDERS - 1.1%
3,875	Lennar Corp. +		147,405

	HOUSEHOLD PRODUCTS/WARES - 3.1%
3,800	Jarden Corp.		201,058
4,225	Spectrum Brands Holdings Inc.		202,082
			403,140
	INSURANCE - 9.6%
5,725	Endurance Specialty Holdings Ltd.		230,145
12,200	Hartford Financial Services Group Inc.		258,396
4,975	Reinsurance Group of America Inc.		254,720
6,475	Validus Holdings Ltd.		229,603
10,750	XL Group PLC		261,547
			1,234,411
	INVESTMENT COMPANIES - 1.6%
11,600	Ares Capital Corp.		205,784

	IRON/STEEL - 1.6%
3,750	Reliance Steel & Aluminum Co.		211,500

	MACHINERY-DIVERSIFIED - 2.6%
4,225	AGCO Corp. *		194,984
975	Flowserve Corp.		135,086
			330,070
	MEDIA - 2.5%
3,475	CBS Corp.		125,031
3,175	Discovery Communications, Inc. *		191,802
			316,833
	MISCELLANEOUS MANUFACTURING - 1.4%
3,700	Pentair Ltd.		179,413

	OIL & GAS - 6.3%
11,600	Denbury Resources Inc. *		178,988
4,325	Helmerich & Payne Inc.		225,765
2,075	Noble Energy Inc.		202,831
1,900	Pioneer Natural Resources Co.		203,300
			810,884
	OIL & GAS SERVICES - 1.5%
9,475	Superior Energy Services Inc. *		192,437

	PACKAGING & CONTAINERS - 3.7%
8,150	Crown Holdings Inc. *		304,403
4,850	Packaging Corp. of America		176,734
			481,137
	PHARMACEUTICALS - 3.8%
13,750	Elan Corp. PLC - ADR *		137,225
3,527	Valeant Pharmaceuticals International Inc. *		194,973
13,525	Warner Chilcott PLC		157,701
			489,899
	RETAIL - 4.6%
2,725	Darden Restaurants Inc.		144,098
10,175	EZCorp, Inc. *		195,563
4,725	Signet Jewelers Ltd.		253,969
			593,630
	SAVINGS & LOANS - 1.5%
25,700	First Niagara Financial Group Inc.		193,778

	SEMICONDUCTORS - 3.0%
5,150	Avago Technologies Ltd.		180,765
13,225	Rovi Corp. *		202,871
			383,636
	SOFTWARE - 10.8%
13,875	Allscripts Healthcare Solutions, Inc. *		154,290
3,700	BMC Software, Inc. *		151,552
8,900	Broadridge Financial Solutions, Inc.		210,129
2,600	Check Point Software Technologies, Ltd. *		120,042
3,000	Fiserv, Inc. *		230,970
1,550	Intuit, Inc.		92,860
9,300	Nuance Communications, Inc. *		206,832
4,225	Solera Holdings. Inc.		218,686
			1,385,361

	TOTAL COMMON STOCK (Cost - $10,958,288)		12,626,549

	SHORT-TERM INVESTMENTS - 2.0%
255,393	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $255,393)		255,393

	COLLATERAL FOR SECURITIES LOANED - 2.1%
266,625	BNY Mellon Overnight Government Fund
	(Cost - $266,625)		266,625

	TOTAL INVESTMENTS - 102.3% (Cost - $11,480,306)(a)		$ 13,148,567
	OTHER LIABILITIES AND ASSETS - (2.3%)		(295,747)
	NET ASSETS - 100.0%		$ 12,852,820

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $11,548,703 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 2,355,658
		Unrealized depreciation	(755,794)
		Net unrealized appreciation	$ 1,599,864

Saratoga Small Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 95.9%
	AIRLINES - 2.2%
14,030	Spirit Airlines, Inc. *		$ 235,423

	APPAREL - 3.8%
5,820	Hanesbrands, Inc. *		210,102
9,160	Iconix Brand Group, Inc. *		184,666
			394,768
	AUTO PARTS & EQUIPMENT - 2.6%
12,242	Dana Holding Corp.		173,592
4,941	Titan International, Inc. +		100,450
			274,042
	BANKS - 10.0%
12,670	First Midwest Bancorp Inc.		158,375
9,060	MB Financial, Inc.		176,126
15,230	National Penn Bancshares, Inc.		144,228
4,580	Prosperity Bancshares, Inc.		188,375
8,110	Trustmark Corp.		180,204
16,890	Umpqua Holdings Corp.		196,937
			1,044,245
	CHEMICALS - 4.0%
3,430	Innophos Holdings, Inc.		164,331
8,870	RPM International, Inc.		257,319
			421,650
	COMMERCIAL SERVICES - 3.7%
4,860	MAXIMUS, Inc.		306,131
1,620	Towers Watson & Co.		85,666
			391,797
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
8,424	National Financial Partners Corp. *		139,923
6,290	Stifel Financial Corp. *		191,342
			331,265
	ELECTRIC - 3.2%
4,100	Cleco Corp.		165,189
6,200	Portland General Electric Co.		167,586
			332,775
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
6,553	General Cable Corp. *		188,137

	ELECTRONICS - 1.7%
3,991	Itron, Inc. *		174,806

	ENGINEERING & CONSTRUCTION - 4.1%
6,835	EMCOR Group, Inc.		224,530
8,970	MasTec, Inc. *		204,875
			429,405
	ENVIRONMENTAL CONTROL - 2.7%
12,690	Calgon Carbon Corp. *		171,823
6,840	Darling International, Inc. *		115,391
			287,214
	FOOD - 3.5%
2,140	J&J Snack Foods Corp.		134,606
3,050	Lancaster Colony Corp.		231,007
			365,613
	HEALTHCARE-PRODUCTS - 4.7%
3,810	Teleflex, Inc.		263,652
4,190	West Pharmaceutical Services, Inc.		226,386
			490,038
	HEALTHCARE-SERVICES - 2.1%
4,192	Magellan Health Services, Inc. *		217,481

	INSURANCE - 4.9%
5,820	Aspen Insurance Holdings, Ltd.		182,166
570	ProAssurance Corp.		51,688
4,262	Protective Life Corp.		115,713
9,777	Tower Group, Inc.		165,231
			514,798
	MISCELLANEOUS MANUFACTURING - 9.1%
3,480	AO Smith Corp.		219,066
4,670	Aptargroup, Inc.		222,619
9,790	Barnes Group, Inc.		206,471
3,815	Crane Co.		161,909
3,558	EnPro Industries, Inc. *		139,758
			949,823
	OIL & GAS - 3.6%
8,336	Stone Energy Corp. *		172,805
23,911	Vaalco Energy, Inc. *		202,526
			375,331
	OIL & GAS SERVICES - 2.5%
5,430	Hornbeck Offshore Services, Inc. *		195,317
988	Oil States International, Inc. *		69,871
			265,188
	REITS - 7.0%
6,380	DuPont Fabros Technology Inc.		147,314
7,250	LaSalle Hotel Properties		174,798
5,050	Pebblebrook Hotel Trust		105,293
1,612	PS Business Parks, Inc.		103,958
8,970	Senior Housing Properties Trust		200,479
			731,842
	RETAIL - 4.2%
9,902	Aeropostale, Inc. *		136,747
3,430	Children's Place Retail Stores, Inc. (The) *		166,732
6,680	Finish Line, Inc. (The)		137,808
			441,287
	SAVINGS & LOANS - 1.4%
8,970	Washington Federal, Inc.		144,148

	SEMICONDUCTORS - 1.5%
10,768	OmniVision Technologies, Inc. *		162,597

	SOFTWARE - 3.7%
8,780	JDA Software Group, Inc. *		392,115

	TELECOMMUNICATIONS - 2.5%
7,640	Netgear, Inc. *		266,330

	TRANSPORTATION - 2.1%
6,553	Old Dominion Freight Line, Inc. *		219,132

	TOTAL COMMON STOCK (Cost - $8,337,256)		10,041,250

	SHORT-TERM INVESTMENTS - 4.1%
425,757	Milestone Treasury Obligations Portfolio, Institutional Class		425,757
	(Cost - $425,757)

	COLLATERAL FOR SECURITIES LOANED - 1.0%
102,526	BNY Mellon Overnight Government Fund
	(Cost - $102,526)		102,526

	TOTAL INVESTMENTS - 101.0% (Cost - $8,865,539)(a)		$ 10,569,533
	OTHER LIABILITIES AND ASSETS - (1.0%)		(106,086)
	NET ASSETS - 100.0%		$ 10,463,447

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $8,878,314 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,957,775
		Unrealized depreciation	(266,556)
		Net unrealized appreciation	$ 1,691,219

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 95.7%
	AGRICULTURE - 3.8%
158,000	Asian Citrus Holdings, Ltd.		$ 74,131
1,880	British American Tobacco PLC		98,765
1,040	Philip Morris International, Inc.		93,475
			266,371
	AUTO PARTS & EQUIPMENT - 1.0%
780	Cie Generale des Etablissements Michelin		72,710

	BANKS - 7.3%
1,403	BNP Paribas SA		78,528
1,740	BNP Paribas SA - ADR		49,068
4,910	Credit Suisse Group AG		116,376
6,150	DBS Group Holdings, Ltd.		72,793
270	DBS Group Holdings, Ltd. - ADR		12,825
2,073	Qatar National Bank SAQ		74,437
4,425	Standard Chartered PLC		103,200
			507,227
	BUILDING MATERIALS - 3.1%
10,100	Asahi Glass Co., Ltd.		77,187
21,860	Fletcher Building Ltd.		142,012
			219,199
	CHEMICALS - 5.7%
830	Akzo Nobel NV		47,495
2,510	Industries Qatar QSC		105,015
7,880	Israel Chemicals, Ltd.		97,079
1,670	Lonza Group AG		80,585
12,000	Taiyo Nippon Sanso Corp.		66,720
			396,894
	COMMERCIAL SERVICES - 1.1%
152,850	Anhui Expressway Co.		77,897

	COMPUTERS - 2.3%
3,720	Cap Gemini SA		157,727

	DISTRIBUTION/WHOLESALE - 3.1%
4,260	Mitsubishi Corp.		81,056
9,710	Mitsui & Co., Ltd.		134,714
			215,770
	DIVERSIFIED FINANANCIAL SERVICES - 4.4%
114,920	China Everbright Ltd.		165,685
30,220	Intermediate Capital Group PLC		141,155
			306,840
	ELECTRIC - 1.2%
8,610	AES Tiete SA		81,885

	ELECTRONICS - 2.7%
411,721	China Automation Group, Ltd.		96,133
12,000	Yaskawa Electric Corp.		96,182
			192,315
	ENGINEERING & CONSTRUCTION - 2.2%
33,080	Carillion PLC		154,362

	FOOD - 1.9%
850	Danone SA		53,961
2,300	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		77,997
			131,958
	HEALTHCARE-PRODUCTS - 0.9%
30,690	Fisher & Paykel Healthcare Corp. Ltd.		64,484

	HOLDING COMPANIES-DIVERSIFIED - 1.0%
19,680	Tekfen Holding AS		72,731

	INSURANCE - 3.6%
3,560	AXA SA - ADR		58,633
1,370	AXA SA		22,568
272	Fairfax Financial Holdings, Ltd.		96,386
1,510	Vienna Insurance Group AG Wiener Versicherung Gruppe		71,748
			249,335
	INVESTMENT COMPANIES - 3.4%
300	Delek Group, Ltd.		67,349
7,390	Investor AB		171,253
			238,602
	LODGING - 1.9%
2,900	Kangwon Land Inc.		82,792
77,820	NagaCorp, Ltd.		49,010
			131,802
	MACHINERY-DIVERSIFIED - 2.2%
1,349	Pfeiffer Vacuum Technology AG		153,392

	MINING - 7.8%
4,350	BHP Billiton PLC		137,000
1,620	Freeport-McMoRan Copper & Gold, Inc.		63,196
2,470	Newmont Mining Corp.		116,312
12,290	OZ Minerals, Ltd.		94,307
80,500	Zhaojin Mining Industry Co., Ltd.		135,923
			546,738
	OFFICE/BUSINESS EQUIPMENT - 1.2%
2,400	Canon, Inc.		84,872

	OIL & GAS - 5.9%
46,000	CNOOC, Ltd.		98,243
3,860	Royal Dutch Shell PLC		129,236
3,643	Total SA		182,606
			410,085
	OIL & GAS SERVICES - 1.9%
4,300	AMEC PLC		71,882
29,000	China Oilfield Services, Ltd.		57,899
			129,781
	PHARMACEUTICALS - 7.6%
360	Roche Holding AG		70,949
690	Roche Holding AG - ADR		33,955
440	Sanofi-Aventis SA		39,307
1,320	Sanofi-Aventis SA - ADR		58,898
351,000	Sihuan Pharmaceutical Holdings Group, Ltd.		144,438
374,240	Sino Biopharmaceutical		180,066
			527,613
	PRIVATE EQUITY - 1.0%
1,425	Eurazeo		68,233

	REAL ESTATE - 3.4%
3,600	Mitsui Fudosan Co., Ltd.		75,429
48,570	Shanghai Industrial Holdings Ltd.		158,859
			234,288
	RETAIL - 3.9%
284,000	Hengdeli Holdings, Ltd.		100,707
23,140	Kingfisher PLC		103,139
31,500	Lifestyle International Holdings Ltd.		66,948
			270,794
	SEMICONDUCTORS - 0.9%
1,470	Tokyo Electron, Ltd.		65,826

	SOFTWARE - 5.3%
20,020	Playtech, Ltd.		134,787
1,020	SAP AG		79,656
306,600	Travelsky Technology Ltd.		155,433
			369,876
	TELECOMMUNICATIONS - 1.3%
3,590	Vodafone Group PLC - ADR		92,604

	TEXTILES - 1.0%
79,999	Texwinca Holdings Ltd.		68,016

	TRANSPORTATION - 1.0%
3,496	Deutsche Post AG		72,629

	WATER - 0.7%
4,210	Suez Environnement Co.		45,895

	TOTAL COMMON STOCK (Cost - $6,526,250)		6,678,751

	SHORT-TERM INVESTMENTS - 3.9%
275,826	Milestone Treasury Obligations Portfolio, Institutional Class		275,826
	(Cost - $275,826)

	TOTAL INVESTMENTS - 99.6% (Cost - $6,802,076)(a)		$ 6,954,577
	OTHER ASSETS AND LIABILITIES - 0.4%		26,431
	NET ASSETS - 100.0%		$ 6,981,008

ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $6,865,828 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 652,279
		Unrealized depreciation	(563,530)
		Net unrealized appreciation	$ 88,749

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 98.3%
	BIOTECHNOLOGY - 7.5%
14,000	Amgen, Inc.		$ 1,243,200

	ELECTRONICS - 6.5%
12,700	Agilent Technologies, Inc.		486,283
7,000	Waters Corp. *		591,850
			1,078,133
	HEALTHCARE-PRODUCTS - 25.8%
1,800	Baxter International, Inc.		119,286
7,100	Becton Dickinson and Co.		544,357
68,300	Boston Scientific Corp. *		378,382
7,800	CareFusion Corp. *		217,776
4,200	Covidien PLC		244,062
5,000	CR Bard, Inc.		495,050
11,400	Greatbatch, Inc. *		257,412
12,000	Medtronic, Inc.		505,320
10,000	Patterson Cos., Inc.		341,000
6,600	Stryker Corp.		357,456
4,600	Techne Corp.		326,140
7,700	Zimmer Holdings, Inc.		507,969
			4,294,210
	HEALTHCARE-SERVICES - 7.9%
8,369	Molina Healthcare, Inc. *		232,993
12,800	UnitedHealth Group, Inc.		696,192
7,000	WellPoint, Inc.		391,300
			1,320,485
	PHARMACEUTICALS - 50.6%
24,300	AmerisourceBergen Corp.		1,025,946
15,000	AstraZeneca PLC - ADR		713,100
17,300	Cardinal Health, Inc.		699,785
14,900	Eli Lilly & Co.		730,696
14,400	GlaxoSmithKline PLC - ADR		619,344
7,000	Johnson & Johnson		488,110
9,400	McKesson Corp.		888,018
10,100	Merck & Co. Inc.		447,430
8,200	Novartis AG - ADR		508,810
29,600	Pfizer, Inc.		740,592
41,726	PharMerica Corp. *		602,523
10,808	Sanofi-Synthelabo SA - ADR		482,253
14,575	Targacept, Inc. *		62,527
10,200	Teva Pharmaceutical Industries, Ltd. - ADR		411,570
			8,420,704

	TOTAL COMMON STOCK (Cost - $13,306,274)		16,356,732

	SHORT-TERM INVESTMENTS - 1.1%
184,329	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $184,329)		184,329

	TOTAL INVESTMENTS - 99.4% (Cost - $13,490,603)(a)		$ 16,541,061
	OTHER ASSETS AND LIABILITIES - 0.6%		91,740
	NET ASSETS - 100.0%		$ 16,632,801

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $13,554,604 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,529,418
		Unrealized depreciation	(542,961)
		Net unrealized appreciation	$ 2,986,457

Saratoga Technology & Communications Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 97.6%
	AEROSPACE/DEFENSE - 2.6%
21,010	Northrop Grumman Corp.		$ 1,401,367

	BIOTECHNOLOGY - 0.5%
6,540	Illumina, Inc. *		351,263

	COMMERCIAL SERVICES - 2.5%
9,440	Alliance Data Systems Corp. *		1,345,106

	COMPUTERS - 23.1%
21,660	Accenture PLC		1,471,147
10,574	Apple, Inc.		6,188,751
12,560	Cognizant Technology Solutions Corp. *		844,409
67,150	Dell, Inc.		647,326
19,850	Fortinet, Inc. *		396,603
4,430	IBM Corp.		842,010
31,150	Lexmark International, Inc.		757,879
7,000	NetApp, Inc. *		221,970
12,159	SanDisk Corp. *		475,417
20,600	Western Digital Corp.		688,864
			12,534,376
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
3,564	Visa, Inc.		533,566

	ELECTRONICS - 2.5%
17,231	InvenSense, Inc. *		173,172
15,500	Itron, Inc. *		678,900
9,343	Trimble Navigation, Ltd. *		519,845
			1,371,917
	INTERNET - 14.0%
4,050	Amazon.com Inc. *		1,020,802
31,034	Angie's List, Inc. *		344,788
15,421	eBay, Inc. *		814,537
11,500	ExactTarget, Inc. *		237,015
6,609	F5 Networks, Inc. *		619,131
14,126	Facebook Inc. *		395,528
1,440	Google Inc. *		1,005,653
7,159	LinkedIn Corp. *		774,174
11,295	MercadoLibre, Inc.		812,675
72,800	Symantec Corp. *		1,365,728
5,575	Trulia Inc. *		99,123
5,146	Zillow Inc. *		141,618
			7,630,772
	MACHINERY-DIVERSIFIED - 0.5%
3,331	Rockwell Automation, Inc.		263,948

	REITS - 1.5%
10,813	American Tower Corp.		810,218

	SEMICONDUCTORS - 18.3%
21,466	Altera Corp.		695,284
5,671	Analog Devices, Inc.		230,243
104,900	Applied Materials, Inc.		1,125,577
12,105	Broadcom Corp.		391,960
56,221	Intel Corp.		1,100,245
24,520	KLA-Tencor Corp.		1,114,924
33,000	Marvell Technology Group, Ltd.		279,840
18,840	Maxim Integrated Products, Inc.		549,940
8,998	NXP Semiconductor NV *		220,271
43,817	QUALCOMM, Inc.		2,787,638
7,321	Skyworks Solutions, Inc. *		165,821
21,303	Texas Instruments, Inc.		627,799
18,630	Xilinx, Inc.		645,530
			9,935,072
	SOFTWARE - 19.6%
19,070	BMC Software, Inc. *		781,107
50,300	CA, Inc.		1,114,648
3,534	Cerner Corp. *		272,895
17,290	Check Point Software Technologies Ltd. *		798,279
87,784	Microsoft Corp.		2,336,810
69,526	Oracle Corp.		2,231,785
11,095	Red Hat, Inc. *		548,093
6,600	Salesforce.com, Inc. *		1,040,622
16,433	VMware, Inc. *		1,494,581
			10,618,820
	TELECOMMUNICATIONS - 11.5%
33,670	Amdocs, Ltd.		1,126,598
25,279	AT&T, Inc.		862,772
35,235	Cincinnati Bell, Inc. *		187,803
94,506	Cisco Systems, Inc.		1,787,108
81,529	Corning, Inc.		997,100
9,363	Crown Castle International Corp. *		632,190
12,056	Motorola Solutions, Inc.		656,449
			6,250,020

	TOTAL COMMON STOCK (Cost - $47,252,695)		53,046,445

	EXCHANGE TRADED FUNDS - 1.9%
	EQUITY FUND - 1.9%
35,090	Technology Select Sector SPDR Fund		1,022,172
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,026,421)

	SHORT-TERM INVESTMENTS - 0.3%
165,215	Milestone Treasury Obligations Portfolio, Institutional Class		165,215
	(Cost - $165,215)

	TOTAL INVESTMENTS - 99.9% (Cost - $48,444,331)(a)		$ 54,233,832
	OTHER ASSETS AND LIABILITIES - 0.1%		33,442
	NET ASSETS - 100.0%		$ 54,267,274

* Non-income producing securities.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $48,655,572 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 8,488,995
		Unrealized depreciation	(2,910,735)
		Net unrealized appreciation	$ 5,578,260

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares				Value
	COMMON STOCK - 94.6%
	CHEMICALS - 8.0%
3,687	Dow Chemical Co. (The)			$ 111,311
2,626	LyondellBasell Industries			130,591
825	Praxair Inc.			88,448
				330,350
	COAL - 2.9%
3,841	Consol Energy, Inc.			120,415

	ELECTRIC - 8.8%
4,444	Edison International			202,113
1,915	FirstEnergy Corp.			81,311
1,548	National Fuel Gas Co.			80,620
				364,044
	IRON/STEEL - 1.8%
2,621	Cliffs Natural Resources, Inc.			75,354

	MINING - 3.1%
3,250	Freeport-McMoRan Copper & Gold, Inc.			126,782

	OIL & GAS - 49.5%
1,283	Anadarko Petroleum Corp.			93,903
9,364	BG Group PLC			160,562
2,213	BP PLC - ADR			92,415
2,203	Cabot Oil & Gas Corp.			103,761
1,387	Chevron Corp.			146,592
5,533	Cobalt International Energy, Inc. *			129,030
1,880	Exxon Mobil Corp.			165,703
3,049	Hess Corp.			151,261
5,954	Marathon Oil Corp.			183,681
3,332	Noble Corp.			114,921
1,715	Noble Energy, Inc.			167,641
2,486	Royal Dutch Shell PLC - ADR			166,487
2,605	SM Energy Co.			129,442
3,300	Transocean Ltd.			152,460
2,684	Valero Energy Corp.			86,586
				2,044,445
	OIL & GAS SERVICES - 17.5%
2,640	Cameron International Corp. *			142,428
3,269	Halliburton Co.			109,021
2,335	Lufkin Industries, Inc.			127,865
8,668	Newpark Resources, Inc. *			67,610
568	Oil States International, Inc. *			40,169
2,556	Schlumberger, Ltd.			183,061
4,728	Weatherford International, Ltd. *			49,218
				719,372
	PIPELINES - 3.0%
3,680	Kinder Morgan Inc.			124,421

	TOTAL COMMON STOCK (Cost - $3,470,551)			3,905,183

	WARRANTS - 0.2%	EXPIRATION DATE - EXERCISE PRICE
	PIPELINES - 0.2%
2,123	Kinder Morgan Inc. *	5/25/2017 - $40.00		8,025
	TOTAL WARRANTS (Cost - $3,630)			8,025

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUND - 4.6%
190,586	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $190,586)			190,586

	TOTAL INVESTMENTS - 99.4% ( Cost - $3,664,767)(a)			$ 4,103,794
	OTHER ASSETS AND LIABILITIES - 0.6%			25,758
	NET ASSETS - 100.0%			$ 4,129,552

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,683,547 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 638,966
			Unrealized depreciation	(218,719)
			Net unrealized appreciation	$ 420,247

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 95.2%
	BANKS - 39.8%
7,544	Barclays PLC		$ 29,740
1,842	Citigroup, Inc.		63,678
3,256	Fifth Third Bancorp		47,668
582	Goldman Sachs Group Inc. (The)		68,554
1,408	JPMorgan Chase & Co.		57,841
442	M&T Bank Corp.		43,197
350	PacWest Bancorp		8,718
981	PNC Financial Services Group, Inc.		55,073
1,209	Standard Chartered PLC		28,190
1,303	State Street Corp.		57,905
1,843	US Bancorp		59,455
2,230	Wells Fargo & Co.		73,612
			593,631
	DIVERSIFIED FINANCIAL SERVICES - 19.6%
1,111	American Express Co.		62,105
770	Ameriprise Financial, Inc.		46,716
196	BlackRock Inc. - Cl. A		38,620
823	Discover Financial Services		34,245
402	Franklin Resources, Inc.		53,072
2,316	Invesco, Ltd.		57,877
			292,635
	INSURANCE - 24.5%
903	ACE, Ltd.		71,545
345	Aflac, Inc.		18,282
1,380	American International Group, Inc. *		45,719
1,083	Berkshire Hathaway, Inc. - Cl. B *		95,391
1,620	MetLife, Inc.		53,768
751	Travelers Cos., Inc. (The)		53,186
1,348	Unum Group		27,486
			365,377
	REITS - 8.8%
707	Alexandria Real Estate Equities, Inc.		48,019
587	Digital Realty Trust, Inc.		37,885
292	Simon Property Group, Inc.		44,422
			130,326
	SAVINGS & LOANS - 2.5%
2,991	People's United Financial, Inc.		36,460

	TOTAL COMMON STOCK ( Cost - $1,206,268)		1,418,429

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
46,400	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $46,400)		46,400

	TOTAL INVESTMENTS - 98.3% ( Cost - $1,252,668)(a)		$ 1,464,829
	OTHER ASSETS AND LIABILITIES - 1.7%		25,432
	NET ASSETS - 100.0%		$ 1,490,261

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,256,711 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 239,496
		Unrealized depreciation	(31,378)
		Net unrealized appreciation	$ 208,118

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Par Value			Value
	U.S. GOVERNMENT AND AGENCIES - 49.0%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 12.7%
$ 290,000	4.500%, 1/15/13		$ 291,430
800,000	5.125%, 10/18/16		939,232
			1,230,662
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.9%
700,000	4.125%, 4/15/14 +		736,813
375,000	5.000%, 4/15/15		416,119
			1,152,932
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 5.7%
500,000	0.625%, 4/15/13		547,160

	U.S. TREASURY NOTES - 18.7%
300,000	2.000%, 2/15/22		313,465
500,000	2.250%, 5/31/14		514,961
200,000	4.125%, 5/15/15		218,687
300,000	4.250%, 8/15/15		331,629
360,000	4.625%, 2/15/17		421,678
			1,800,420

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,491,782)		4,731,174

	CORPORATE BONDS & NOTES - 47.0%
	BANKS - 3.7%
325,000	BB&T Corp., 4.90%, 6/30/17		361,624

	BEVERAGES - 1.2%
117,000	Diageo Capital PLC, 1.50%, 5/11/17		118,850

	CHEMICALS - 3.6%
315,000	Dow Chemical Co., 4.125%, 11/15/21		343,731

	DIVERSIFIED FINANANCIAL SERVICES - 7.0%
100,000	American Express Credit Corp., 2.80%, 9/19/16		106,189
478,000	General Electric Capital Corp., 5.50%, 1/8/20		568,237
			674,426
	GAS - 1.1%
100,000	Southern California Gas Co., 5.50%, 3/15/14		106,108

	HEALTHCARE-PRODUCTS - 7.1%
325,000	CR Bard, Inc., 2.875%, 1/15/16		345,963
325,000	Stryker Corp., 2.00%, 9/30/16		339,589
			685,552
	INSURANCE - 4.3%
275,000	PartnerRe Finance LLC, 5.50%, 6/1/20		308,550
85,000	Prudential Financial, Inc., 6.00%, 12/1/17		101,899
			410,449
	MISCELLANEOUS MANUFACTURING - 3.0%
240,000	Cooper US, Inc., 6.10%, 7/1/17		284,841

	OIL & GAS - 3.5%
325,000	Occidental Petroleum Corp., 1.75%, 2/15/17		334,828

	OIL & GAS SERVICES - 2.9%
220,000	Weatherford International, Ltd., 9.625%, 3/1/19		283,039

	PHARMACEUTICALS - 3.8%
100,000	Cardinal Health, Inc., 1.90%, 6/15/17		102,137
250,000	Merck & Co., Inc., 5.30%, 12/1/13		262,110
			364,247
	REGIONAL - 2.1%
200,000	Province of Ontario Canada, 2.45%, 6/29/22		204,042

	REITS - 3.7%
325,000	Health Care REIT Inc., 5.875%, 5/15/15		358,387

	TOTAL CORPORATE BONDS & NOTES (Cost - $4,200,208)		4,530,124
Shares
	SHORT-TERM INVESTMENTS - 3.3%
315,148	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $315,148)		315,148

	COLLATERAL FOR SECURITIES LOANED - 7.8%
756,000	BNY Mellon Overnight Government Fund
	(Cost - $756,000)		756,000

	TOTAL INVESTMENTS - 107.1% (Cost - $9,763,138)(a)		$ 10,332,446
	OTHER LIABILITIES AND ASSETS - (7.1%)		(688,971)
	NET ASSETS - 100.0%		$ 9,643,475

+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,763,138 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 574,556
		Unrealized depreciation	(5,248)
		Net unrealized appreciation	$ 569,308

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Par Value			Value
	MUNICIPAL BONDS - 96.4%
	ALASKA - 4.5%
	Education - 4.5%
$ 150,000	City of Anchorage, Series A, 5.00%, 10/1/20		$ 171,046

	CALIFORNIA - 10.0%
	Education - 6.9%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		151,736
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23		111,828
			263,564
	General Obligation - 3.1%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21		117,307
			380,871
	CONNECTICUT - 2.7%
	General Obligation - 2.7%
100,000	Wilton, CT, 2.00%, 2/1/15		103,045

	DELAWARE - 3.9%
	General Obligation - 3.9%
40,000	County of New Castle DE, 4.00%, 7/15/21		48,929
90,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14		97,962
			146,891
	FLORIDA - 5.5%
	Education - 2.3%
75,000	Florida State Board of Education, 5.00%, 1/1/18		89,465
	General Obligation - 3.2%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20		120,067
			209,532
	INDIANA - 3.4%
	General Obligation - 3.4%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19		131,365

	IOWA - 2.9%
	Education - 2.9%
100,000	University of Iowa Revenue, 3.50%, 7/1/22		110,501

	KENTUCKY - 4.3%
	Education - 4.3%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		162,846

	LOUISIANA - 4.6%
	General Obligation - 4.6%
140,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19		175,063

	MAINE - 4.0%
	Education - 4.0%
140,000	University of Maine System Revenue, 4.50%, 3/1/26		154,134

	MICHIGAN - 2.8%
	Education - 2.8%
100,000	Ann Arbor School District, 5.00%, 5/1/20		106,177

	MISSOURI - 4.1%
	Education - 4.1%
130,000	Kirksville R-III School District, 5.00%, 3/1/20		154,739

	NEW JERSEY - 3.6%
	General Obligation - 3.6%
125,000	Passaic, NJ, 3.25%, 8/1/18		135,946

	NEW YORK - 11.6%
	Education - 3.5%
130,000	Dunkirk City School, 3.50%, 6/15/23		134,889

	General Obligation - 8.1%
100,000	Erie County Industrial Development Agency, 5.00%, 5/1/19 MN1		121,131
10,000	New York NY Ser I-FSA-CR, 5.00%, 12/1/13		10,445
15,000	New York NY Ser I-FSA-CR, 5.00%, 12/1/13		15,648
40,000	NY State Dormitory Authority, 5.00%, 12/15/16		46,491
110,000	NY State Environmental Facilities Corp, 5.25%, 6/15/13		112,756
			306,471
			441,360
	NORTH CAROLINA - 4.3%
	Water/Sewer - 4.3%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		164,306

	NORTH DAKOTA - 1.2%
	General Obligation - 1.2%
40,000	City of Fargo, 4.25%, 5/1/16		44,503

	SOUTH CAROLINA - 3.5%
	General Obligation - 3.5%
125,000	State of South Carolina, Economy Development, 4.50%, 12/1/14		134,398

	SOUTH DAKOTA - 2.9%
	General Obligation - 2.9%
35,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA		35,949
65,000	Heartland Consumers Power District Electric, Revenue - Unrefunded Portion, 6.00%, 1/1/17, FSA		73,006
			108,955
	TEXAS - 7.0%
	General Obligation - 2.9%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16		110,166
	Water/Sewer - 4.1%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22		157,151
			267,317
	UTAH - 3.5%
	General Obligation - 3.5%
120,000	Salt Lake County Utah, 3.00%, 12/15/20		134,743

	WASHINGTON - 2.4%
	General Obligation - 2.4%
80,000	County of King WA Sewer Revenue, 4.00%, 1/1/20		93,249

	WEST VIRGINIA - 3.7%
	Housing - 3.7%
130,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA		135,301

	TOTAL MUNICIPAL BONDS (Cost - $3,441,511)		3,666,288

	SHORT-TERM INVESTMENTS - 2.2%
83,844	Milestone Treasury Obligations Portfolio, Institutional Class		83,844
	(Cost - $83,844)

	TOTAL INVESTMENTS - 98.6% ( Cost - $3,525,355)(a)		$ 3,750,132
	OTHER ASSETS AND LIABILITIES - 1.4%		53,563
	NET ASSETS - 100.0%		$ 3,803,695

FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,525,355 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 225,781
		Unrealized depreciation	(1,004)
		Net unrealized appreciation	$ 224,777

Saratoga US Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 17.5%
	FEDERAL HOME LOAN BANKS - 8.7%
$ 1,000,000	Federal Home Loan Banks, 0.20%, 3/1/13	$ 999,952
	UNITED STATES TREASURY NOTES - 8.8%
1,000,000	United States Treasury Note, 0.75%, 8/15/13	1,003,870
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $2,003,822)	2,003,822

	REPURCHASE AGREEMENT - 82.3%
9,434,000	Merrill Lynch Repo, 0.20%, due 12/3/12 with a full maturity value of 9,434,157
	(Fully collateralized by $7,652,700 U.S. Treasury Inflation Protection Notes, 1.375%,
	due 7/15/18 with a full maturity value of $9,622,777)
	(Cost - $9,434,000)	9,434,000

	TOTAL INVESTMENTS - 99.8% (Cost - $11,438,352)(a)	$ 11,437,822
	OTHER ASSETS LESS LIABILITIES - 0.2%	19,408
	NET ASSETS - 100.0%	$ 11,457,230

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

James Alpha Global Enhanced Real Return Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares						Value
	COMMON STOCK - 0.6%
	COMPUTERS - 0.1%
401	Infosys Technologies, Ltd. - ADR					$ 17,824

	IRON/STEEL - 0.1%
785	Vale SA - ADR					13,683

	OIL&GAS - 0.1%
1,698	Gazprom OAO					15,095

	SEMICONDUCTORS - 0.2%
1,823	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR					31,483

	TELECOMMUNICATIONS - 0.1%
954	America Movil SAB de CV					22,505

	TOTAL COMMON STOCK ( Cost - $124,998)					100,590

	EXCHANGE TRADED FUNDS - 2.6%
	COMMODITY FUND - 0.4%
447	ETFS Physical Platinum Shares +					70,376

	DEBT FUND - 1.7%
2,490	iShares JPMorgan USD Emerging Markets Bond Fund					305,573

	EQUITY FUND - 0.5%
2,000	iShares MSCI Emerging Markets Index Fund					83,600

	TOTAL EXCHANGE TRADED FUNDS (Cost - $430,489)					459,549

	WARRANTS - 0.0%
	MINING - 0.0%
25,000	Gran Colombia Gold Corp.					3,750
	TOTAL WARRANTS (Cost - $0)					3,750

	PREFERRED STOCK - 0.4%
	BANKS - 0.4%
3,000	Goldman Sachs Group Inc. (The), 5.95%					74,220
	TOTAL PREFERRED STOCK (Cost - $75,000)					74,220
Par Value
	U.S. GOVERNMENT - 34.4%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 34.4%
1,500,000	0.125%, 4/15/16					1,656,957
1,600,000	1.25%, 4/15/14					1,802,126
300,000	1.125%, 1/15/21					375,446
1,450,000	2.125%, 2/15/41					2,299,400
	TOTAL U.S. GOVERNMENT (Cost - $6,049,147)					6,133,929

	BONDS & NOTES - 37.2%
	ADVERTISING - 0.6%
100,000	Griffey Intermediate Inc., 7.00%, 10/15/20 (a)					100,625

	AGRICULTURE - 1.1%
200,000	Ceagro Agricola Ltd, 10.75%, 5/16/16 (a)					188,750

	BANKS - 4.0%
50,000	Ally Financial Inc., 4.50%, 2/11/14					51,437
25,000	CIT Group Inc., 5.25%, 4/1/14 (a)					25,906
25,000	CIT Group Inc., 5.50%, 2/15/19 (a)					26,750
125,000	Citigroup Inc., 5.95% #					127,187
500,000	Corporate Commercial Bank AD Via Northern Lights Bulgaria BV, 8.25%, 8/8/14					487,500
						718,780
	CHEMICALS - 1.2%
70,000	Nufarm Australia Ltd., 6.375%, 10/15/19 (a)					70,700
50,000	Perstorp Holding AB, 11.00%, 8/15/17 (a)					47,063
100,000	Rockwood Specialties Group Inc., 4.625%, 10/15/20					102,375
						220,138
	COMMERCIAL SERVICES - 1.1%
50,000	Deluxe Corp., 6.00%, 11/15/20 (a)					49,625
50,000	Service Corp. International, 7.375%, 10/1/14					55,125
25,000	Servicemaster Co., 7.00%, 8/15/20 (a)					24,500
75,000	Sotheby's, 5.25%, 10/1/22 (a)					75,000
						204,250
	DIVERSIFIED FINANANCIAL SERVICES - 4.7%
50,000	Air Lease Corp., 5.625%, 4/1/17					52,250
50,000	Aircastle Ltd., 6.25%, 12/1/19 (a)					50,750
250,000	East Lane Re Ltd., 5.8261%, 3/14/14 (a)					247,475
200,000	Global Investments Group Finance Ltd., 11.00%, 9/24/17					195,500
50,000	International Lease Finance Corp., 4.875%, 4/1/15					51,187
125,000	International Lease Finance Corp., 5.625%, 9/20/13					128,438
25,000	Nationstar Mortgage LLC, 9.625%, 5/1/19 (a)					27,500
45,000	Nuveen Investments Inc., 9.125%, 10/15/17 (a)					44,550
50,000	Nuveen Investments Inc., 9.50%, 10/15/20 (a)					50,187
						847,837
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
51,000	Cequel Communications Escrow Capital Corp., 6.375%, 9/15/20 (a)					52,084
87,000	WireCo WorldGroup Inc., 9.50%, 5/15/17					91,785
						143,869
	ELECTRONICS - 1.9%
75,000	313 Group Inc., 6.375%, 12/1/19 (a)					73,406
22,000	313 Group Inc., 8.75%, 12/1/20 (a)					21,093
250,000	Mexico Generadoera De Energia, 5.50%, 12/6/32 (a)					250,000
						344,499
	ENVIRONMENTAL CONTROL - 0.1%
25,000	Clean Harbors Inc., 5.125%, 6/1/21 (a)					25,437

	FOOD - 3.3%
300,000	CFG Investment SAC, 9.75%, 7/30/19 (a)					247,875
130,000	Land O' Lakes Inc., 6.00%, 11/15/22 (a)					134,387
200,000	USJ Acucar e Alcool SA, 9.875%, 11/9/19 (a)					203,000
						585,262
	FOREST PRODUCTS & PAPER - 0.8%
150,000	Smurfit Kappa Acquisitions, 4.875%, 9/15/18 (a)					150,937

	GAS - 0.6%
100,000	Sabine Pass LNG LP, 6.50%, 11/1/20 (a)					101,500

	HEALTHCARE-PRODUCTS - 0.3%
57,000	Biomet Inc., 6.50%, 10/1/20 (a)					56,074

	HEALTHCARE-SERVICES - 0.7%
100,000	HCA Inc., 6.75%, 7/15/13					103,125
21,000	HCA Inc., 8.50%, 4/15/19					23,520
						126,645
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
50,000	Alphabet Holding Co. Inc., 7.75%, 11/1/17 (a)					51,000

	HOUSEHOLD PRODUCTS/WARES - 1.3%
50,000	Reynolds Group Issuer Inc., 5.75%, 10/15/20 (a)					50,812
110,000	Reynolds Group Issuer Inc., 9.875%, 8/15/19					116,600
80,000	Spectrum Brands Escrow Corp., 6.375%, 11/15/20 (a)					83,000
						250,412
	INTERNET - 0.5%
80,000	CyrusOne Finance Corp., 6.375%, 11/15/22 (a)					82,400

	LODGING - 0.9%
50,000	Caesars Entertainment Operating Co. Inc., 8.50%, 2/15/20 (a)					48,812
25,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/17					26,859
50,000	Mandalay Resort Group, 7.625%, 7/15/13					51,125
25,000	MGM Resorts International, 5.875%, 2/27/14					25,906
						152,702
	MACHINERY-DIVERSIFIED - 0.5%
95,000	Case New Holland Inc., 7.75%, 9/1/13					99,156

	MEDIA - 1.6%
50,000	Cablevision Systems Corp., 7.75%, 4/15/18					54,375
60,000	Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22 (a)					59,700
30,000	Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22 (a)					30,112
50,000	Nielsen Finance Co., 4.50%, 10/1/20 (a)					49,750
75,000	Unity Media Hessen, 5.50%, 1/15/23 (a)					75,000
25,000	WideOpenWest Capital Corp., 10.25%, 7/15/19 (a)					25,875
						294,812
	METAL FABRICATE/HARDWARE - 0.5%
100,000	WPE International Cooperatief UA, 10.375%, 9/30/20 (a)					86,125

	MINING - 0.7%
25,000	First Quantum Minerals Ltd., 7.25%, 10/15/19 (a)					25,281
100,000	Gran Colombia Gold Corp., 10.00%, 10/31/17 (a)					98,500
						123,781
	OIL & GAS - 5.5%
50,000	Chaparral Energy Inc., 7.625%, 11/15/22 (a)					51,063
100,000	Drill Rigs Holdings Inc., 6.50%, 10/1/17 (a)					99,250
50,000	Newfield Exploration Co., 7.125%, 5/15/18					52,625
200,000	Pacific Drilling V Ltd., 7.25%, 12/1/17 (a)					201,000
400,000	Panoro Energy ASA, 12.00%, 11/15/18 (a)					422,000
150,000	Plains Exploration & Production Co., 6.875%, 2/15/23					153,750
						979,688
	OIL & GAS SERVICES - 0.3%
50,000	Hiland Partners Finance Corp, 7.25%, 10/1/20 (a)					52,313

	PACKAGING & CONTAINERS - 0.2%
34,000	Graphic Packaging International Inc., 9.50%, 6/15/17					36,975

	PHARMACEUTICALS - 0.4%
75,000	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (a)					73,969

	PIPELINES - 0.6%
20,000	Energy Transfer Equity LP, 7.50%, 10/15/20					22,700
90,000	Targa Resources Partners, 5.25%, 5/1/23 (a)					91,237
						113,937
	REAL ESTATE - 0.7%
25,000	CBRE Services Inc., 11.625%, 6/15/17					27,562
25,000	Crescent Resources LLC, 10.25%, 8/15/17 (a)					25,937
76,000	Mattamy Group Corp., 6.50%, 11/15/20 (a)					76,285
						129,784
	RETAIL - 1.4%
15,000	Burlington Coat Factory, 10.00%, 2/15/19 (a)					16,425
75,000	Claire's Stores Inc., 9.00%, 3/15/19 (a)					79,125
70,000	Ltd Brands Inc., 5.25%, 11/1/14					73,762
25,000	QVC Inc., 7.50%, 10/1/19 (a)					27,437
60,000	Radio Systems Corp., 8.375%, 11/1/19 (a)					61,575
						258,324
	TRANSPORTATION - 0.3%
50,000	Bristow Group Inc., 6.25%, 10/15/22					51,875

	TOTAL BONDS & NOTES (Cost - $6,722,034)					6,651,856

	SHORT-TERM INVESTMENTS - 26.3%
	U.S. GOVERNMENT - 14.0%
2,500,000	United States Treasury Bill, 1/10/13 *					2,499,764

Shares
	MONEY MARKET FUND - 12.3%
2,201,456	Milestone Treasury Obligations, Institutional Portfolio					2,201,456
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,701,220)					4,701,220

	TOTAL INVESTMENTS - 101.5% (Cost - $18,102,888)(b)					$18,125,114
	OTHER LIABILITIES AND ASSETS - (1.5%)					(271,823)
	NET ASSETS - 100.0%					$17,853,291

* Non-income producing securities.
+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
# Perpetual Maturity.
ADR - American Depositary Receipt

(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2012, these securities amounted to $4,517,605 or 25.3% of net assets.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $18,103,076 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation	$ 168,209
					Unrealized depreciation	(146,171)
					Net unrealized depreciation	$ 22,038

Long (Short)
Contracts
	OPEN LONG FUTURES CONTRACTS
2	Mexican Peso Future maturing December 2012
	(Underlying Face Amount at Value $77,125)					1,075
6	US 10 Year Future maturing March 2013
	(Underlying Face Amount at Value $801,844)					844
3	Platinum Future maturing January 2013 +
	(Underlying Face Amount at Value $240,690)					8,780
	Net Unrealized Gain from Open Long Futures Contracts					10,699

	OPEN SHORT FUTURES CONTRACTS
(17)	Euro Fx Future maturing December 2012
	(Underlying Face Amount at Value $2,762,500)					(12,025)
(3)	OAT Euro Future
	(Underlying Face Amount at Value $411,150)					(8,117)
(10)	S&P E-Mini Future maturing December 2012
	(Underlying Face Amount at Value $707,200)					(10,375)
(16)	US 5YR NOTE (CBT) maturing March 2013
	(Underlying Face Amount at Value $1,995,500)					(1,000)
(13)	US Ultra Bond maturing March 2013
	(Underlying Face Amount at Value $2,157,187)					(1,125)
	Net Unrealized Gain from Open Short Futures Contracts					(32,642)

	OPEN TOTAL RETURN SWAPS CONTRACTS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain
$ 500,000	J.P. Morgan Volemont Index	J.P. Morgan Chase	1/22/2013	Pay	0.00%	57,002
1,000,000	Dow Jones UBS Commodity Index +	J.P. Morgan Chase	12/28/2012	Pay	0.15%	-
	Total Unrealized Gain from Open Total Return Swaps					$ 57,002

James Alpha Global Real Estate Investments
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCK - 89.4%
	ASIA PACIFIC - 23.0%
	AUSTRALIA - 9.9%
300,000	GPT Group		$ 1,091,916
210,000	Westfield Group		2,282,074
257,928	Westfield Retail Trust		804,289
			4,178,279
	HONG KONG - 4.7%
730,000	Champion REIT		367,350
100,000	Hongkong Land Holdings Ltd.		654,000
65,000	Sun Hung Kai Properties Ltd.		951,084
			1,972,434
	JAPAN - 1.9%
4	Nippon Building Fund Inc.		41,858
39,600	Mitsubishi Estate Co. Ltd.		762,997
			804,855
	SINGAPORE - 6.5%
205,000	CapitaCommercial Trust		272,124
808,000	Global Logistic Properties Ltd.		1,860,439
400,000	Mapletree Logistics Trust		363,815
200,000	Suntec Real Estate Investment Trust		265,487
			2,761,865
	TOTAL ASIA PACIFIC (Cost $9,389,972)		9,717,433

	EUROPE - 12.4%
	FRANCE - 2.1%
1,200	Fonciere Des Regions		100,744
1,000	ICADE		90,341
6,641	Klepierre		254,666
20,000	Mercialys SA		425,362
			871,113
	GERMANY - 3.3%
32,000	Alstria Office REIT-AG		393,071
14,200	Deutsche Euroshop AG		582,125
95,000	Prime Office REIT-AG		401,746
			1,376,942
	UNITED KINGDOM - 7.0%
8,000	British Land Co. PLC		70,510
32,726	Great Portland Estates PLC		246,746
10,000	Hammerson PLC		75,510
188,000	TELECITY GROUP PLC		2,581,884
			2,974,650
	TOTAL EUROPE (Cost $5,219,904)		5,222,705

	NORTH AMERICA - 54.0%
	BERMUDA - 3.0%
37,500	Brookfield Infrastructure Partners LP		1,273,875

	CANADA - 8.1%
12,000	Boardwalk Real Estate Investment Trust		783,719
38,000	First Capital Realty Inc.		705,758
71,200	RioCan Real Estate Investment Trust		1,933,667
			3,423,144
	UNITED STATES - 42.9%
30,204	American Campus Communities, Inc.		1,322,935
10,000	American Capital Agency Corp.		315,500
56,065	AmREIT, Inc.		926,194
17,700	Apollo Commercial Real Estate Finance, Inc.		295,413
9,370	ARMOUR Residential REIT Inc.		65,590
20,900	Choice Hotels International, Inc.		679,250
67,550	Coresite Realty Corp.		1,729,280
20,700	Digital Realty Trust, Inc.		1,335,978
29,200	Equity Lifestyle Properties, Inc.		1,916,688
2,300	Essex Property Trust Inc.		323,127
20,000	First Potomac Realty Trust		234,600
23,500	Healthcare Realty Trust Inc.		560,475
150,300	Hersha Hospitality Trust		704,907
5,600	Post Properties Inc.		275,128
50,000	Resource Capital Corp.		296,000
30,400	Ryman Hospitality Properties		1,009,888
18,600	Simon Property Group Inc.		2,829,618
30,000	Sun Communities Inc.		1,158,000
75,000	Urstadt Biddle Properties Inc.		1,409,250
35,300	Western Asset Mortgage Capital Corp.		728,239
			18,116,060
	TOTAL NORTH AMERICA (Cost $23,460,308)		22,813,079

	TOTAL COMMON STOCK (Cost - $38,069,384)		37,753,217

	SHORT-TERM INVESTMENTS - 9.7%
4,073,193	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $4,073,193)		4,073,193

	TOTAL INVESTMENTS - 99.1% (Cost - $42,142,577)(a)		$ 41,826,410
	OTHER ASSETS AND LIABILITIES - 0.9%		397,029
	NET ASSETS - 100.0%		$ 42,223,439

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $42,109,438 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 984,485
		Unrealized depreciation	(1,267,513)
		Net unrealized depreciation	$ (283,028)

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
November 30, 2012 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	18,633,287	-	-	18,633,287
Money Market Funds	135,043	-	-	135,043
Total	18,768,330	-	-	18,768,330

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	21,535,801	-	-	21,535,801
Money Market Funds	100,738	-	-	100,738
Total	21,636,539	-	-	21,636,539

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	12,626,549	-	-	12,626,549
Money Market Funds	255,393	-	-	255,393
Collateral for Securities Loaned	266,625	-	-	266,625
Total	13,148,567	-	-	13,148,567

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	10,041,250	-	-	10,041,250
Money Market Funds	425,757	-	-	425,757
Collateral for Securities Loaned	102,526	-	-	102,526
Total	10,569,533	-	-	10,569,533

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	578,967	6,099,784	-	6,678,751
Money Market Funds	275,826	-	-	275,826
Total	854,793	6,099,784	-	6,954,577

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	16,356,732	-	-	16,356,732
Money Market Funds	184,329	-	-	184,329
Total	16,541,061	-	-	16,541,061

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	53,046,445	-	-	53,046,445
Exchange Traded Funds	1,022,172	-	-	1,022,172
Money Market Funds	165,215	-	-	165,215
Total	54,233,832	-	-	54,233,832

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	3,905,183	-	-	3,905,183
Warrants	8,025	-	-	8,025
Money Market Funds	190,586	-	-	190,586
Total	4,103,794	-	-	4,103,794

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,418,429	-	-	1,418,429
Money Market Funds	46,400	-	-	46,400
Total	1,464,829	-	-	1,464,829

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	4,731,174	-	4,731,174
Bonds & Notes	-	4,530,124	-	4,530,124
Money Market Funds	315,148	-	-	315,148
Collateral for Securities Loaned	756,000	-	-	756,000
Total	1,071,148	4,530,124	-	5,601,272

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,666,288	-	3,666,288
Money Market Funds	83,844	-	-	83,844
Total	83,844	3,666,288	-	3,750,132

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	2,003,822	-	2,003,822
Repurchase Agreement	-	9,434,000	-	9,434,000
Total	-	11,437,822	-	11,437,822

James Alpha Global Real Estate Investment
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	22,813,079	14,940,138	-	37,753,217
Money Market Funds	4,073,193	-	-	4,073,193
Total	26,886,272	14,940,138	-	41,826,410

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	100,590	-	-	100,590
Exchange Traded Funds	459,549	-	-	459,549
Warrants	3,750	-		3,750
Preferred Stocs	74,220	-		74,220
Bonds & Notes	-	6,651,856	-	6,651,856
U.S. Government		8,633,693	-	8,633,693
Money Market Funds	2,201,456	-	-	2,201,456
Total	2,839,565	15,285,549	-	18,125,114
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary.  JACC-SPC is a closed-end fund incorporated  as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at November 30, 2012	% for Fund Total Assets at November 30, 2012
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 733,812	4.1%

Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Certain Portfolios may enter into futures contracts.  The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective.  To manage equity price risk, the Portfolios may enter into futures contracts.  Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolios recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of November 30, 2012 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interst Rate contracts	Total Value at November 30, 2012
Futures	$ (10,375)	$ (10,950)	$ 8,780	$ (9,398)	$ (21,943)

	$ (10,375)	$ (10,950)	$ 8,780	$ (9,398)	$ (21,943)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at November 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/29/13

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

1/29/13